Material Accounting Policies and Judgments - Narrative (Details)	Feb. 20, 2024 shares	Feb. 19, 2024 shares
Accounting policies, accounting estimates and errors [Abstract]
Reverse stock split conversion ratio	0.1
Number of shares issued (in shares)	54,545,797	545,457,970
Number of shares outstanding (in shares)	54,545,797	545,457,970